Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Third Avenue Variable Series Trust
Entity Central Index Key	0001089107
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000003889 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Value Portfolio
Class Name	Third Avenue Value Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Third Avenue Value Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.thirdave.com/fund-literature. You can also request this information by contacting your insurance company.
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Third Avenue Value Portfolio	$129	1.30%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's Discussion of Portfolio Performance
The Portfolio generated returns of -2.27% over the fiscal year ended December 31, 2024. The Portfolio’s benchmark, the MSCI World Index, returned 19.19% over the same period.
During the twelve-month period ending December 31, 2024, value strategies generally underperformed broad global indices, as did smaller capitalization companies, and non-U.S. companies globally. For example, the MSCI World Value Index returned 12.30% during the period, lagging the MSCI World Index by approximately 7%, while the MSCI World Small-Cap Index returned 8.63%, also substantially underperforming the MSCI World Index, and the MSCI World Excluding United States Index returned 5.33%. The Portfolio’s opportunistic investment strategy is designed to invest in undervalued and out of favor investments. In recent years, unusually elevated valuations within U.S. equity markets, in absolute terms and in terms of valuations relative to equities outside of the United States, have led to an increasing weight of non-U.S. securities within the Portfolio. At year end, the weight of U.S. equity holdings in the Portfolio was approximately 12% of total investments, a fraction of the 74% U.S. weight within the MSCI World Index. Further, the nature of the strategy is to invest in less expensive companies using a value-oriented approach. To the extent that value strategies broadly underperform growth-oriented strategies, as they did substantially in 2024, this generally creates a headwind for the Portfolio’s relative performance. Finally, historically it has been more common for the Portfolio’s strategy to identify attractive opportunities in smaller market-capitalization companies. In periods in which small-cap companies broadly exhibit underperformance, this also may create relative performance challenges. In the portfolio management team’s view, periodic underperformance does not diminish the effectiveness of the strategy over longer periods of time.
Top Contributors to Performance
The Portfolio’s performance benefited from copper producer Capstone Copper Corp., investment and advisory firm Lazard, Inc., investment bank Deutsche Bank AG, insurance firm Old Republic International Corp., and global cement manufacturer Buzzi SpA, among others.
Top Detractors from Performance
The Portfolio’s holdings in digital media company S4 Capital PLC, offshore energy services firm Valaris, Ltd., U.K. banking business Close Brothers Group PLC, Brazilian fuel distribution and logistics company Ultrapar Participacoes S.A., and global auto manufacturer BMW, among others, all contributed negatively to absolute returns over the one-year period.

Performance Past Does Not Indicate Future [Text]	Past performance does not indicate future results.
Line Graph [Table Text Block]
Portfolio Performance
The following graph and chart compare the change in value of a $10,000 investment and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Third Avenue Value Portfolio and the MSCI World Index.
Growth of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Third Avenue Value Portfolio	-2.27%	10.31%	5.45%
MSCI World Index	19.19%	11.70%	10.52%

No Deduction of Taxes [Text Block]	Also, the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Portfolio shares.
Net Assets	$ 68,619,420
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 652,322
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio net assets	$68,619,420
Total number of portfolio holdings	31
Total advisory fee paid, net	$652,322
Portfolio turnover rate, as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio as of the report date.
Summary of Investments by Industry*
Banks	12.8%
Metals & Mining	11.9%
Automotive	11.5%
Oil & Gas Production & Services	11.0%
Transportation & Logistics	9.4%
Diversified Holding Companies	7.7%
Building Products	7.0%
Capital Equipment	3.7%
Energy - Refining & Marketing	2.2%
Non-U.S. Real Estate Operating Companies	2.1%
Insurance	2.0%
Consumer Products	2.0%
Short-Term Investments	10.1%
Other	4.40%
Total Investments	97.8%
*	(% of Net Assets)
Country Concentration*

Material Fund Change [Text Block]	Material Portfolio changes during the period There were no material changes to the Portfolio.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants During the fiscal year ended December 31, 2024, there were no changes in and/or disagreements with Accountants.